Average Annual Total Returns - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2023
Fidelity Advisor New Markets Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.62%)
Since Inception	(2.06%)	[1]
Fidelity Advisor New Markets Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.72%)
Since Inception	(1.82%)	[2]
Fidelity Advisor New Markets Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.11%)
Since Inception	(0.81%)	[3]
Fidelity Advisor New Markets Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(14.96%)
Since Inception	(0.71%)	[4]
Fidelity Advisor New Markets Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.69%)
Since Inception	(2.09%)	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.23%)
Since Inception	(3.75%)	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.06%)
Since Inception	(2.18%)	[5]
JP075
Average Annual Return:
Past 1 year	(17.78%)
Since Inception	(0.37%)
IXVZ0
Average Annual Return:
Past 1 year	(16.19%)
Since Inception	0.23%
JP045
Average Annual Return:
Past 1 year	(16.45%)
Since Inception	0.15%

[1]	B From December 4, 2018
[2]	C From December 4, 2018
[3]	D From December 4, 2018
[4]	E From December 4, 2018
[5]	A From December 4, 2018